INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Income before income tax	$ 826,564	$ 2,031,567	$ 1,359,809
Income tax expense at statutory tax rate	(247,592)	(604,493)	(387,666)
Non taxable income	71,101	102,870	16,232
Non deductible expenses	(476)	(16,201)	(24,070)
Effect of currency translation on tax base	33,133	161,536	51,167
Increase of unrecognized tax losses carried-forward	(73,842)	0	0
Recovery of income tax	0	15,449	0
Effect of changes in tax law	21,157	(28,596)	7,455
Income tax expense	$ (196,519)	$ (369,435)	$ (336,882)